Revenue and expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Revenue and expenses [Text Block]

7. Revenue and expenses

(a) Revenue

Hudbay's revenue by significant product types:

	Year ended December 31,
	2024	2023
Copper	$1,154.8	$1,065.8
Gold	673.6	463.0
Zinc	71.1	76.6
Silver	51.5	35.6
Molybdenum	60.1	79.4
Other	1.7	0.2
Revenue from contracts	2,012.8	1,720.6
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	40.7	39.8
Amortization of deferred revenue - silver	33.6	32.6
Amortization of deferred revenue - variable consideration adjustments - prior periods	(3.8)	4.9
	70.5	77.3
Pricing and volume adjustments [2]	35.2	5.8
	2,118.5	1,803.7
Treatment and refining charges	(97.3)	(113.7)
	$2,021.2	$1,690.0
[1] See note 22.
[2] Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value of quotational pricing hedge derivative contracts and adjustments to originally invoiced weights and assays.

Consideration from the Company's stream agreements is considered variable (note 22). Gold and silver stream revenue can be subject to cumulative adjustments when the amount of precious metals to be delivered under the contract changes. As a result of changes in the Company's mineral reserve and resource estimate in the first quarter of 2024, the amortization rate by which deferred revenue is drawn down into income was adjusted and, as required, a variable consideration adjustment was made for all prior year stream revenues since the stream agreement inception date. This variable consideration adjustment for the year ended December 31, 2024 resulted in a decrease in revenue of $3.8 million (December 31, 2023 - increase in revenue of $4.9 million).

(b) Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets are reflected in the consolidated statements of income as follows:

	Year ended December 31,
	2024	2023
Cost of sales	$426.6	$391.7
Selling and administrative expenses	1.4	1.4
	$428.0	$393.1

(c) Share-based compensation expenses

Share-based compensation expenses are reflected in the consolidated statements of income as follows:

	Cash-settled				Total share- based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2024
Cost of sales	$2.0	$-	$-	$-	$2.0
Selling and administrative	4.0	6.3	4.2	2.1	16.6
Other expenses	0.7	-	-	-	0.7
	$6.7	$6.3	$4.2	$2.1	$19.3
Year ended December 31, 2023
Cost of sales	$0.6	$-	$-	$-	$0.6
Selling and administrative	2.1	1.7	0.6	$2.2	6.6
Other expenses	0.2	-	-	-	0.2
	$2.9	$1.7	$0.6	$2.2	$7.4

During the year ended December 31, 2024, the Company granted 902,874 stock options (year ended December 31, 2023 - 801,661). For further details on stock options, see note 28b.

(d) Employee benefits expense

This table presents employee benefit expense recognized in the consolidated statements of income, including amounts transferred from inventory upon sale of goods:

	Year ended December 31,
	2024	2023
Current employee benefits[1]	$239.2	$193.5
Profit-sharing plan expense	51.1	28.7
Share-based compensation (notes 7c, 23, 28)
Equity settled stock options	2.1	2.2
Cash-settled restricted share units	6.7	2.9
Cash-settled deferred share units	6.3	1.7
Cash-settled performance share units	4.2	0.6
Employee share purchase plan	1.8	1.8
Post-employee pension benefits
Defined benefit plans	4.4	0.8
Defined contribution plans	2.1	0.7
Past service cost (note 24, 25)	4.3	0.1
Other post-retirement employee benefits	7.5	-
Termination benefits	1.7	4.5
	$331.4	$237.5
1As Copper Mountain was acquired on June 20, 2023, the results for the year ended December 31, 2023 represents the period from the acquisition date, June 20, 2023, through to the end of the fourth quarter of 2023.

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba's after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru's taxable income will be distributed to all employees within Peru's operations.

The Company has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Company makes a matching contribution of 75% of the participant's contribution.

In addition, the Company recognized a past service cost provision adjustment related to pensions and post-employment plans for certain Manitoba employees of $4.3 million.

See note 24 for a description of Hudbay's pension plans and note 25 for Hudbay's other employee benefit plans.

(e) Other expenses

	Year ended December 31,
	2024	2023
Regional costs	$5.4	$4.3
Write-down/loss on disposal of PP&E	27.4	7.4
Amortization of community costs (other assets)	8.5	7.0
Copper Mountain related acquisition costs (note 5)	-	6.9
Restructuring	1.2	2.9
Care & maintenance - Manitoba	14.6	17.1
Evaluation costs	1.2	0.8
Insurance recovery	-	(4.2)
Value-added-tax recovery	-	(3.9)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	(2.0)	-
Option agreement proceeds (Marubeni)	(0.4)	-
Other	1.5	-
	$57.4	$38.3

The Arizona business unit held an option to acquire water rights and land, which expired during the first quarter of 2024 without being extended or exercised. The previously capitalized cost to maintain the option, net of accrued interest, of $8.1 million is presented as part of write-down of PP&E.

The British Columbia business unit has recognized an impairment loss on a ball mill that is no longer being used in its operation. As a result, the carrying value of the asset has been written down to its recoverable amount, and $7.2 million is presented as part of write-down of PP&E. Furthermore, the British Columbia business unit recognized a loss of $7.8 million resulting from the replacement of components of mobile equipment and disposal of other mill equipment.

On March 7, 2024, Hudbay and Marubeni Corporation executed an option agreement whereby Marubeni will fund certain minimum annual exploration expenditures for agreed upon properties. During the year ended December 31, 2024, proceeds of $0.4 million were received and recorded as other income.

The Flin Flon concentrator and tailings impoundment is on care and maintenance to provide optionality should another mineral discovery occur in the Flin Flon area. During the year ended December 31, 2024, care & maintenance costs were $14.6 million (year ended December 31, 2023 - $17.1 million).

(f) Net finance expense

	Year ended December 31,
	2024	2023
Net interest expense on long-term debt
Net interest expense on long-term debt	$69.8	$76.2
Accretion on streaming arrangements (note 22)
Additions	24.0	26.4
Variable consideration adjustments - prior periods	0.2	(0.1)
	24.2	26.3
Change in fair value of financial instruments
Gold prepayment liability (note 19)	10.7	11.2
Unrealized loss on non-quotational pricing hedges	0.2	-
Realized loss on non-quotational pricing hedges	8.9	-
Investments	(3.2)	2.8
	16.6	14.0
Other net finance costs
Net foreign exchange loss	21.0	5.3
Accretion on community agreements measured at amortized cost	4.7	4.2
Accretion on environmental provisions	10.5	9.9
Accretion on Wheaton refund liability	0.6	0.5
Withholding taxes	2.2	6.0
Loss on disposal of investments	0.1	0.7
Interest on equipment financing and leases	6.7	3.4
Interest income	(15.7)	(8.1)
Other finance expense	8.0	6.9
	38.1	28.8
Net finance expense	$148.7	$145.3

Other finance expense relates primarily to standby fees on Hudbay's revolving credit facilities.

Commencing in the first quarter of 2024, Hudbay has entered into copper forward sales, copper costless collars and gold costless collars which are non-quotational pricing ("non-QP") contracts (note 31b). Subsequent movements in the fair value of non-QP contracts are recognized in change in fair value of financial instruments in the consolidated statements of income.